Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 969,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	3.07
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	20,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	3.00
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	(5,167)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	7.22
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	(7,400)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	2.63
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	976,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	3.05
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	(2,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	6.20
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	(20,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	3.00
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	954,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	3.04
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	(30,864)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 24	2.64
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 25	923,569
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 26	3.06
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 27	916,059
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 28	3.05
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 29	$ 923,569
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 30	3.06